Note 5 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2014
Allowance For Loan Losses And Credit Quality Information [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Provision for losses	$(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Allocated to:
Specific reserves	$404	2,403	382	589	3,778
General reserves	1,224	4,055	724	1,620	7,623
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Allocated to:
Specific reserves	$270	370	307	127	1,074
General reserves	826	4,654	702	1,076	7,258
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Loans receivable at December 31, 2013:
Individually reviewed for impairment	$1,888	17,190	917	1,281	21,276
Collectively reviewed for impairment	74,579	177,260	52,506	70,428	374,773
Ending balance	$76,467	194,450	53,423	71,709	396,049

Loans receivable at December 31, 2014:
Individually reviewed for impairment	$1,867	9,728	806	555	12,956
Collectively reviewed for impairment	67,974	181,940	54,119	56,567	360,600
Ending balance	$69,841	191,668	54,925	57,122	373,556

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2014
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$0	2,493	207	0	2,700	67,141	69,841
Commercial real estate:
Residential developments	323	9,960	0	0	10,283	9,677	19,960
Other	7,376	8,792	0	0	16,168	155,540	171,708

Consumer	0	489	55	261	805	54,120	54,925
Commercial business:
Construction industry	0	439	0	0	439	6,682	7,121
Other	4,255	1,156	0	0	5,411	44,590	50,001
	$11,954	23,329	262	261	35,806	337,750	373,556

	December 31, 2013
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$738	6,987	322	0	8,047	68,420	76,467
Commercial real estate:
Residential developments	0	19,229	0	0	19,229	13,755	32,984
Other	5,337	13,092	0	0	18,429	143,037	161,466

Consumer	0	524	152	240	916	52,507	53,423
Commercial business:
Construction industry	0	401	0	0	401	5,933	6,334
Other	1,419	6,433	0	0	7,852	57,523	65,375
	$7,494	46,666	474	240	54,874	341,175	396,049

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2014
1-4 family	$413	673	841	1,927	67,914	69,841	0
Commercial real estate:
Residential developments	0	0	0	0	19,960	19,960	0
Other	0	0	0	0	171,708	171,708	0

Consumer	550	176	131	857	54,068	54,925	0
Commercial business:
Construction industry	0	0	0	0	7,121	7,121	0
Other	136	0	0	136	49,865	50,001	0
	$1,099	849	972	2,920	370,636	373,556	0

2013
1-4 family	$1,542	128	322	1,992	74,475	76,467	0
Commercial real estate:
Residential developments	0	1,426	0	1,426	31,558	32,984	0
Other	0	0	0	0	161,466	161,466	0

Consumer	418	256	57	731	52,692	53,423	0
Commercial business:
Construction industry	0	1,934	0	1,934	4,400	6,334	0
Other	800	104	0	904	64,471	65,375	0
	$2,760	3,848	379	6,987	389,062	396,049	0

Impaired Financing Receivables [Table Text Block]
	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$755	755	0	432	32
Commercial real estate:
Residential developments	7,416	10,040	0	7,633	219
Other	48	216	0	50	6
Consumer	463	464	0	467	15
Commercial business:
Construction industry	80	198	0	87	0
Other	0	0	0	0	0

Loans with an allowance recorded:
1-4 family	1,112	1,112	270	1,543	14
Commercial real estate:
Residential developments	1,522	1,522	240	3,121	0
Other	742	743	130	847	32
Consumer	343	360	307	451	9
Commercial business:
Construction industry	0	0	0	0	0
Other	475	1,026	127	887	20

Total:
1-4 family	1,867	1,867	270	1,975	46
Commercial real estate:
Residential developments	8,938	11,562	240	10,754	219
Other	790	959	130	897	38
Consumer	806	824	307	918	24
Commercial business:
Construction industry	80	198	0	87	0

Other	475	1,026	127	887	20
	$12,956	16,436	1,074	15,518	347

	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$88	88	0	1,304	2
Commercial real estate:
Residential developments	8,257	13,636	0	9,122	81
Other	52	52	0	350	55
Consumer	487	491	0	350	12
Commercial business:
Construction industry	93	296	0	91	2
Other	0	0	0	7	0

Loans with an allowance recorded:
1-4 family	1,800	1,844	404	2,417	36
Commercial real estate:
Residential developments	7,994	12,725	2,260	12,414	54
Other	888	888	143	1,977	202
Consumer	429	429	382	1,057	14
Commercial business:
Construction industry	0	0	0	29	0
Other	1,188	1,984	589	1,647	36

Total:
1-4 family	1,888	1,932	404	3,721	38
Commercial real estate:
Residential developments	16,251	26,361	2,260	21,536	135
Other	940	940	143	2,327	257
Consumer	916	920	382	1,407	26
Commercial business:
Construction industry	93	296	0	120	2
Other	1,188	1,984	589	1,654	36
	$21,276	32,433	3,778	30,765	494

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
(Dollars in thousands)	2014	2013

1-4 family	$1,564	1,602
Commercial real estate:
Residential developments	8,483	14,146
Other	267	403
Consumer	486	737
Commercial business:
Construction industry	80	93
Other	40	515
	$10,920	17,496

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(Dollars in thousands)	2014	2013
1-4 family	$368	840
Commercial real estate:
Residential developments	7,432	14,244
Other	524	537
Consumer	571	697
Commercial business:
Construction industry	80	93
Other	475	981
	$9,450	17,392

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification Table [Text Block]
	Year ended December 31, 2014			Year ended December 31, 2013
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	2	$760	760	2	$210	219
Commercial real estate:
Residential developments	0	0	0	0	0	0
Other	1	155	155	3	754	329
Consumer	4	155	140	21	528	548
Commercial business:
Construction industry	0	0	0	1	41	41
Other	1	31	25	5	194	218
Total	8	$1,101	1,080	32	$1,727	1,355

Troubled Debt Restructurings, Subsequent Default [Table Text Block]
	Year ended December 31, 2014		Year ended December 31, 2013
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	1	$640	0	$0
Total	1	$640	0	$0